LOANS - Corporate Loan Delinquency and Non-Accruals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans receivable
Total loans	$ 667,767	$ 675,883
Loans held at fair value	6,082	6,854
Lease financing
Loans receivable
Total loans	$ 500	700
Corporate
Loans receivable
Number of days past due, non-accrual status	90 days
Number of days past due for reversal of accrued interest and charging to earnings	90 days
Total loans past due and accruing	$ 1,895	1,310
Loans, total non-accrual	1,553	3,046
Total loans	291,233	289,409
Loans held at fair value	$ 6,070	6,840
Loans less than this number of days past due are considered current	30 days
Corporate | Commercial and industrial
Loans receivable
Total loans past due and accruing	$ 1,311	471
Loans, total non-accrual	1,263	2,784
Total loans	147,004	151,700
Corporate | Financial institutions
Loans receivable
Total loans past due and accruing	486	501
Loans, total non-accrual	2	33
Total loans	71,767	64,051
Corporate | Mortgage and real estate
Loans receivable
Total loans past due and accruing	2	213
Loans, total non-accrual	136	105
Total loans	20,291	21,743
Corporate | Lease financing
Loans receivable
Total loans past due and accruing	0	74
Loans, total non-accrual	14	24
Total loans	455	738
Corporate | Other
Loans receivable
Total loans past due and accruing	96	51
Loans, total non-accrual	138	100
Total loans	45,646	44,337
Corporate | 30 to 89 days past due
Loans receivable
Total loans past due and accruing	1,470	980
Corporate | 30 to 89 days past due | Commercial and industrial
Loans receivable
Total loans past due and accruing	1,072	362
Corporate | 30 to 89 days past due | Financial institutions
Loans receivable
Total loans past due and accruing	320	463
Corporate | 30 to 89 days past due | Mortgage and real estate
Loans receivable
Total loans past due and accruing	1	59
Corporate | 30 to 89 days past due | Lease financing
Loans receivable
Total loans past due and accruing	0	62
Corporate | 30 to 89 days past due | Other
Loans receivable
Total loans past due and accruing	77	34
Corporate | Equal to greater than 90 days past due
Loans receivable
Total loans past due and accruing	425	330
Corporate | Equal to greater than 90 days past due | Commercial and industrial
Loans receivable
Total loans past due and accruing	239	109
Corporate | Equal to greater than 90 days past due | Financial institutions
Loans receivable
Total loans past due and accruing	166	38
Corporate | Equal to greater than 90 days past due | Mortgage and real estate
Loans receivable
Total loans past due and accruing	1	154
Corporate | Equal to greater than 90 days past due | Lease financing
Loans receivable
Total loans past due and accruing	0	12
Corporate | Equal to greater than 90 days past due | Other
Loans receivable
Total loans past due and accruing	19	17
Corporate | Current
Loans receivable
Total loans	281,715	278,213
Corporate | Current | Commercial and industrial
Loans receivable
Total loans	144,430	148,445
Corporate | Current | Financial institutions
Loans receivable
Total loans	71,279	63,517
Corporate | Current | Mortgage and real estate
Loans receivable
Total loans	20,153	21,425
Corporate | Current | Lease financing
Loans receivable
Total loans	441	640
Corporate | Current | Other
Loans receivable
Total loans	$ 45,412	$ 44,186